Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 5, 2021
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2021
On September 16, 2021, the Fund's Board of Trustees approved the termination of AQR Capital Management, LLC (AQR) and the addition of Crabel Capital Management, LLC (Crabel) to manage a portion of the Fund's assets, effective on or about January 12, 2022 (the Effective Date). Accordingly, on the Effective Date, all references to AQR are hereby deleted from, and the following changes are hereby made to, the Fund's prospectus and summary prospectus.
The second paragraph under the subsection “Principal Investment Strategies” in the summary prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), Crabel Capital Management, LLC (Crabel), Manulife Asset Management (US) LLC (Manulife), TCW Investment Management Company LLC (TCW) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The seventh paragraph under the subsection “Principal Investment Strategies” in the summary prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the prospectus are hereby superseded and replaced with the following:
The Fund may invest in securities and instruments, including derivatives, indirectly through two offshore, wholly-owned subsidiaries organized under the laws of the Cayman Islands (together the Subsidiaries, each a Subsidiary), managed by Columbia Management and subadvised by AlphaSimplex and Crabel, respectively. The Subsidiaries have substantially the same investment objective as the Fund and their investments are consistent with the Fund’s investment restrictions applied on a “look through” basis. The Subsidiaries invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal income tax laws), the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiaries will comply on a consolidated basis with asset coverage or segregation requirements. AlphaSimplex and Crabel are expected to invest no more than 25% of the total assets of their respective sleeves in the Subsidiaries that they subadvise, and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiaries.
Model and Data Risk (AQR) under the subsection "Principal Risks" is hereby removed from the summary prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the prospectus.
The rest of the section remains the same.

Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 5, 2021
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2021
On September 16, 2021, the Fund's Board of Trustees approved the termination of AQR Capital Management, LLC (AQR) and the addition of Crabel Capital Management, LLC (Crabel) to manage a portion of the Fund's assets, effective on or about January 12, 2022 (the Effective Date). Accordingly, on the Effective Date, all references to AQR are hereby deleted from, and the following changes are hereby made to, the Fund's prospectus and summary prospectus.
The second paragraph under the subsection “Principal Investment Strategies” in the summary prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AlphaSimplex Group, LLC (AlphaSimplex), Crabel Capital Management, LLC (Crabel), Manulife Asset Management (US) LLC (Manulife), TCW Investment Management Company LLC (TCW) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The seventh paragraph under the subsection “Principal Investment Strategies” in the summary prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the prospectus are hereby superseded and replaced with the following:
The Fund may invest in securities and instruments, including derivatives, indirectly through two offshore, wholly-owned subsidiaries organized under the laws of the Cayman Islands (together the Subsidiaries, each a Subsidiary), managed by Columbia Management and subadvised by AlphaSimplex and Crabel, respectively. The Subsidiaries have substantially the same investment objective as the Fund and their investments are consistent with the Fund’s investment restrictions applied on a “look through” basis. The Subsidiaries invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal income tax laws), the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiaries will comply on a consolidated basis with asset coverage or segregation requirements. AlphaSimplex and Crabel are expected to invest no more than 25% of the total assets of their respective sleeves in the Subsidiaries that they subadvise, and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiaries.
Model and Data Risk (AQR) under the subsection "Principal Risks" is hereby removed from the summary prospectus and the “Summary of the Fund” and “More Information About the Fund” sections of the prospectus.
The rest of the section remains the same.